Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 21,269,897.6	$ 255,218.3	₨ 15,796,689.0
Gross Assets	109,038.5	1,308.4	121,749.4
Gross Liabilities	109,409.9	1,312.8	98,783.5
Net Fair Value	(371.4)	(4.4)	22,965.9
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	7,834,342.2	94,004.6	5,974,019.2
Gross Assets	53,970.3		41,148.2
Gross Liabilities	63,112.8		36,627.4
Net Fair Value	(9,142.5)	(109.7)	4,520.8
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	592,414.5	7,108.4	140,693.0
Gross Assets	10,071.3		1,848.4
Gross Liabilities	4,514.9		541.4
Net Fair Value	5,556.4	66.7	1,307.0
Currency options
Derivatives, Fair Value [Line Items]
Notional	223,904.8	2,686.6	257,641.1
Gross Assets	588.1		1,402.4
Gross Liabilities	873.2		1,578.3
Net Fair Value	(285.1)	(3.4)	(175.9)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	493,708.2	5,924.0	372,114.3
Gross Assets	11,754.5		21,753.7
Gross Liabilities	4,440.2		7,213.4
Net Fair Value	7,314.3	87.8	14,540.3
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	12,125,527.9	145,494.7	9,052,221.4
Gross Assets	32,654.3		55,596.7
Gross Liabilities	36,468.8		52,823.0
Net Fair Value	₨ (3,814.5)	$ (45.8)	₨ 2,773.7